Vanguard® Target Retirement 2020 Fund
Schedule of Investments (unaudited)
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Investment Companies (99.3%)
U.S. Stock Fund (23.6%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	42,360,699	9,177,445
International Stock Fund (16.1%)
	Vanguard Total International Stock Index Fund Investor Shares	335,915,100	6,251,380
U.S. Bond Funds (45.0%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,354,801,977	12,992,551
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	191,028,931	4,548,399
			17,540,950
International Bond Fund (14.6%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	214,191,344	5,691,064
Total Investment Companies (Cost $32,606,138)			38,660,839
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[1]	Vanguard Market Liquidity Fund, 5.435% (Cost $300,053)	3,001,616	300,102
Total Investments (100.1%) (Cost $32,906,191)			38,960,941
Other Assets and Liabilities—Net (-0.1%)			(21,109)
Net Assets (100%)			38,939,832
Cost is in $000.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2024	1,294	146,080	4,880
E-mini S&P 500 Index	March 2024	652	157,132	5,203
				10,083

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

D.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	348,258	NA1	NA1	14	(44)	4,017	2	300,102
Vanguard Short-Term Inflation-Protected Securities Index Fund	4,451,843	60,095	14,525	(702)	51,688	60,095	—	4,548,399
Vanguard Total Bond Market II Index Fund	12,311,654	106,726	126,388	(15,475)	716,034	106,728	—	12,992,551
Vanguard Total International Bond II Index Fund	5,547,306	165,435	202,305	(30,828)	211,456	165,572	—	5,691,064
Vanguard Total International Stock Index Fund	6,117,582	91,377	453,996	56,224	440,193	91,378	—	6,251,380
Vanguard Total Stock Market Index Fund	8,977,444	121,920	932,203	416,345	593,939	39,094	—	9,177,445
Total	37,754,087	545,553	1,729,417	425,578	2,013,266	466,884	2	38,960,941
1	Not applicable—purchases and sales are for temporary cash investment purposes.